STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION

NOTE 6   STOCK-BASED COMPENSATION

On June 29, 2016, the Board of Directors amended the 2015 Stock Option Plan authorizing the Company to grant awards to certain executives, key employees, and consultants under the plan, which was approved by shareholders at the Annual Meeting held on September 6, 2016.  Currently, the total number of shares of Common Stock, with respect to which awards may be granted pursuant to the Plan, may not exceed 4,000,000.  On February 20, 2019, our Board of Directors approved an increase to the number of shares authorized under the plan to 6,000,000, subject to shareholder approval at the 2019 Annual Meeting of Shareholders.

As of December 31, 2018, the Company had 2,419,000 options outstanding to certain executives, key employees and consultants under the Plan.

On October 21, 2015, the Board of Directors of the Company approved non-employee director compensation of $25,000 each annually, to be paid quarterly half in cash and half in common stock, beginning September 1, 2015.

The per share weighted average fair value of stock options granted during the fiscal year ended December 31, 2018 and December 31, 2017 was $0.83 and $0.29, respectively.  The fair value of each award is estimated on the grant date using the Black-Scholes option pricing model with the following weighted average assumptions used for grants in the fiscal year ended December 31, 2018 and December 31, 2017. Historical information was the primary basis for the selection of the expected volatility, expected dividend yield and the expected lives of the options.  The risk-free interest rate was selected based upon yields of the U.S. Treasury issues with a term equal to the expected life of the option being valued.

	December 31, 2018	December 31, 2017

Dividend yield	0.00%	0.00%
Expected Volatility	61.1-65.2%	70.1%-72.2%
Weighted-average volatility	—	—
Expected dividends	—	—
Expected term (in years)	5-10 Years	5 Years
Risk-free rate	2.8-3.15%	2.3%-2.36%

The following table summarizes the status of the Company’s stock option plan:

	December 31, 2018		December 31, 2017
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price

Outstanding at January 1	1,038,000	$0.41	1,345,000	$0.39
Granted	1,518,000	$1.34	318,000	$0.49
Exercised	125,000	$0.41	—	$—
Forfeited	12,000	$0.87	625,000	$0.39
Outstanding at year end	2,419,000	$1.00	1,038,000	$0.41
Options exercisable	785,094	$0.55	737,010	$0.38
Weighted average fair value of options granted during the period		$0.83	—	$0.29
Stock-based compensation expense		$248,040	—	$(4,417)

Total stock-based compensation expense, net of forfeitures, for stock option awards totaled $248,040 and $(4,417) for the fiscal year ended December 31, 2018 and December 31, 2017, respectively.

The weighted-average grant-date fair value of options granted during twelve months ended December 31, 2018 and the ten months ended December 31, 2017 was $1,255,234 and $93,115 respectively. The total intrinsic value of options exercised during the twelve months ended December 31, 2018 and the ten months ended December 31, 2017, was $51,250 and zero respectively.

The following table presents information pertaining to options outstanding at December 31, 2018:

Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.36-1.57	2,419,000	5 years	$1.00	785,094	$0.55

As of December 31, 2018, there was $1,078,843 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of 34 months. The total fair value of vested options was $258,666 and $150,820 at December 31, 2018 and December 31, 2017, respectively.